General and Administrative (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
General and Administrative (Details) - Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	$ 1,762	$ 1,947
Office and administrative expenses	4,442	4,747
Professional fees	1,101	1,199
Salaries and benefits	12,589	11,869
Share-based compensation	3,842	5,827
Total	23,736	25,589
Corporate [Member]
General and Administrative (Details) - Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	573	593
Office and administrative expenses	1,834	1,598
Professional fees	669	771
Salaries and benefits	6,331	5,392
Share-based compensation	3,842	5,827
Total	13,249	14,181
Mines [Member]
General and Administrative (Details) - Schedule of General and Administrative Expenses [Line Items]
Amortization and depreciation	1,189	1,354
Office and administrative expenses	2,608	3,149
Professional fees	432	428
Salaries and benefits	6,258	6,477
Total	$ 10,487	$ 11,408